Note 10 - Income Taxes	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

10.   INCOME TAXES

Components of tax expense (benefit) are as follows (in thousands):

	Year Ended March 31,
	2023	2022
Federal
Current	$2,135	$3,881
Deferred	3,425	(478)
	5,560	3,403
State
Current	1,384	945
Deferred	(99)	(83)
	1,285	862
Total	$6,845	$4,265

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31,
	2023	2022
Income tax expense at U.S. federal statutory rate	21.0%	21.0%
Current year state and local income taxes net of federal income tax benefit	3.5	3.7
Other	(0.3)	(1.4)
Provision for income taxes	24.2%	23.3%

The Company’s tax returns may be subject to examination by the Internal Revenue Service for the fiscal years ended March 31, 2020 through March 31, 2022. State and local returns may be subject to examination for fiscal years ended March 31, 2019 through March 31, 2022.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows (in thousands):

	March 31,
	2023	2022
Deferred tax liabilities:
Depreciation	$(5,786)	$(1,788)
Total deferred tax liabilities	(5,786)	(1,788)
Deferred tax assets:
Unrealized derivative loss - OCI	106	3,271
Inventory capitalization	548	98
Postretirement benefits other than pensions	25	29
Restricted stock compensation	91	69
Unrealized loss - mark to market derivatives	526	388
Other	133	66
Total deferred tax assets	1,429	3,921
Net deferred tax asset (liability)	$(4,357)	$2,133